Other Financial Assets And Liabilities - Fair Value and Location of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	$ (42)	$ (61)
Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(14)	(5)
Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	52	79
Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	80	98
Foreign currency forwards | Other Current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	(3)	(1)
Foreign currency forwards | Other Non-current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	0	0
Foreign currency forwards | Other Current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	4	10
Foreign currency forwards | Other Non-current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	1	0
Commodity swaps | Other Current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	(5)
Commodity swaps | Other Non-current Financial Liabilities
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial liabilities held for trading	(3)
Commodity swaps | Other Current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	0
Commodity swaps | Other Non-current Financial Assets
Derivatives Not Designated As Hedging Instruments [Abstract]
Derivative financial assets held for trading	0
Foreign currency forwards | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(9)	(52)
Foreign currency forwards | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Foreign currency forwards | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	24	69
Foreign currency forwards | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	0	3
Interest rate swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Interest rate swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	0
Interest rate swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	17	0
Interest rate swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	5	42
Cross currency swaps and cross currency interest rate swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(3)	0
Cross currency swaps and cross currency interest rate swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	0	(3)
Cross currency swaps and cross currency interest rate swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	5	0
Cross currency swaps and cross currency interest rate swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	74	53
Commodity swaps | Other Current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(22)	(8)
Commodity swaps | Other Non-current Financial Liabilities
Derivatives Designated As Hedging Instruments [Abstract]
Derivative liabilities	(11)	(2)
Commodity swaps | Other Current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	2	0
Commodity swaps | Other Non-current Financial Assets
Derivatives Designated As Hedging Instruments [Abstract]
Derivative financial assets	$ 0	$ 0